Right-of-use assets, net and lease liability	12 Months Ended
Dec. 31, 2025
Right-of-use assets, net and lease liability
Right-of-use assets, net and lease liability

18.         Right-of-use assets, net and lease liability

As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”), which updated amounted to 2025 was Ps. 40,544 annually, or a royalty of the 18% of the hotel’s revenue, whichever is greater. The MGI will be adjusted on an annual basis using Mexico’s Consumer Price Index (“NCPI” or “INPC,” for its acronym in Spanish). See note 28.

a.	The following is a summary of the right-of-use assets:

Cost	Buildings		Other		Total
Balance as of January 1, 2023	Ps.	253,595	Ps.	41,044	Ps.	294,639
Remediations		17,994		8,316		26,310
Decreases		(3,251)		(1,330)		(4,581)
Balance as of December 31, 2023		268,338		48,030		316,368
Remediations		9,781		10,264		20,045
Decreases		—		(2,358)		(2,358)
Balance as of December 31, 2024		278,119		55,936		334,055
Remediations		5,541		26,598		32,139
Decreases		—		(315)		(315)
Balance as of December 31, 2025	Ps.	283,660	Ps.	82,219	Ps.	365,879

Accumulated depreciation
Balance as of January 1, 2022	Ps.	(101,110)	Ps.	(28,525)	Ps.	(129,635)
Depreciation of the year		(33,447)		(7,654)		(41,101)
Decreases		2,471		1,339		3,810
Balance as of December 31, 2022		(132,086)		(34,840)		(166,926)
Depreciation of the year		(33,053)		(8,537)		(41,590)
Decreases		—		760		760
Balance as of December 31, 2023		(165,139)		(42,617)		(207,756)
Depreciation of the year		(45,241)		(165)		(45,406)
Decreases		—		339		339
Balance as of December 31, 2024	Ps.	(210,380)	Ps.	(42,443)	Ps.	(252,823)

b.	Amounts recognized in consolidated statement of profit or loss statement:

	2025		2024		2023
Depreciation expense of right of use assets	Ps.	47,263	Ps.	41,590	Ps.	41,597
Interest expense on lease liabilities		22,897		23,261		28,847

c.	The following is a summary of the lease liability:

	2025		2024		2023
Maturity analysis:
Less than one year	Ps.	49,113	Ps.	19,022	Ps.	43,535
Greater than 1 year and less than 3 years		109,508		127,927		43,751
Greater than 3 years until maturity		—		32,041		105,893
Total	Ps.	158,621		178,990		193,179

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company’s treasury department.

d.

As of December 31, 2025, 2024 and 2023, the total cash outflow for leases amounted to Ps. 70,501, Ps. 63,034 and Ps. 58,780 (excluding items disbursed in excess of the IMG as variable participation), respectively.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of the tenant’s monthly income.

As of December 31, 2025, 2024 and 2023, the committed future rents to be received are as follows:

	Year ended December 31,
	2025		2024		2023
Maturity:
Less than 1 year	Ps.	424,072	Ps.	765,919	Ps.	668,636
Greater than 1 year and less than 5 years		889,748		1,685,744		738,435
Greater than 5 years		360,837		663,232		369,289
Total	Ps.	1,674,657	Ps.	3,114,895	Ps.	1,776,360

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee.

Contingent rental income recorded for the years ended December 31, 2025, 2024, and 2023 were Ps. 495,886, Ps. 448,863 and Ps. 414,934, respectively.

Accrued operating lease income is detailed in note 26.